Segment Information Sales by Major Product Group (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Sales	$ 1,535.2	$ 1,627.1	$ 1,567.4	$ 1,555.1	$ 1,474.7	$ 1,575.8	$ 1,524.6	$ 1,564.9	$ 1,513.5	$ 6,224.3	$ 6,178.8	$ 6,337.2
Professional Tools and Equipment [Member]
Revenue from External Customer [Line Items]
Sales										4,005.9	3,959.7	4,020.8
Industrial Automation, Controls and Sensors [Member]
Revenue from External Customer [Line Items]
Sales										1,138.2	1,170.5	1,306.1
Franchise Distribution [Member]
Revenue from External Customer [Line Items]
Sales										618.1	590.4	535.0
All Other Products and Services [Member]
Revenue from External Customer [Line Items]
Sales										$ 462.1	$ 458.2	$ 475.3